RISKS AND UNCERTAINTIES (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Investment in a fully benefit-responsive investment contract, at contract value	$ 56,557,625	$ 69,267,664
Investments at fair value	666,267,325	560,033,200
EBP, Traditional Guaranteed Investment Contract
EBP, Risk and Uncertainty [Line Items]
Investment in a fully benefit-responsive investment contract, at contract value	$ 56,557,625	$ 69,267,664
Concentration of investment at contract value to total investments, percentage	8.00%	11.00%
Common stock
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	$ 82,454,473	$ 72,082,995
Concentration of investment at fair value to total investments, percentage	11.00%	11.00%